Related Party Transactions (Tables)	6 Months Ended
Sep. 30, 2020
Related Party Transactions [Abstract]
Schedule of related parties' transactions

Name	Relationship
Mr. Hongyu Zhang	Shareholder; director of various subsidiaries
HangZhou TianQi Network Technology Co. Ltd.	Common control by legal representative and shareholder of Taikexi, Mr. Mangyue Sun
Hangzhou Qianlu Information Technology Co. Ltd.	Common control by Mr. Hongyu Zhang
Hangzhou Yuao Investment Management Partnership ("Yuao")	Common control by legal representative of Guanpeng
Mr. Limin Liu	Chief Executive Officer

Schedule of short-term investment - related party
	September 30, 2020	March 31, 2020
Yuao	$2,524,197	$3,378,706
Total	2,524,197	3,378,706

Schedule of other related parties' payables
	September 30, 2020	March 31, 2020
Mr. Hongyu Zhang	58,607	8,100
HangZhou TianQi Network Technology Co. Ltd.	43,524	41,766
Hangzhou Qianlu Information Technology Co. Ltd.	27,608	353,824
Mr. Limin Liu	1,759	-
Total	$131,498	$403,690